Financial Assets at Fair Value - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	¥ 4,461
Currency translation differences	(1,286)	¥ 261	¥ 552
At end of the year	9,771	4,461
Equity Investments
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	4,461	3,331
Addition	708
Fair value change	5,219	1,031
Currency translation differences	(617)	99
At end of the year	¥ 9,771	¥ 4,461	¥ 3,331